Accounting information and policies (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Principal Foreign Exchange Rates Used in the Translation of Financial Statements

The principal foreign exchange rates used in the translation of financial statements for the three years ended 30 June 2018, expressed in US dollars and euros per £1, were as follows:

	2018	2017	2016
US dollar
Income statement and cash flows(i)	1.35	1.27	1.48
Assets and liabilities(ii)	1.32	1.30	1.33
Euro
Income statement and cash flows(i)	1.13	1.16	1.34
Assets and liabilities(ii)	1.13	1.14	1.20

(i)	Weighted average rates
(ii)	Year end rates

Summary of Geographical Operations

The following table presents the contribution of the group’s Venezuelan operations to the consolidated income statement, cash flow statement and net assets for the year ended 30 June 2018 and with the amounts that would have resulted if the official DICOM exchange rate had been applied:

	At estimated exchange rate 3,858,826 VEF/GBP £ million	At DICOM exchange rate 151,800 VEF/GBP £ million
Net sales	1	27
Operating profit	—	16
Other finance income - hyperinflation adjustment	18	458
Net cash inflow from operating activities	1	12
Net assets	69	1,744